LEASE - Balances reported in the consolidated balance sheets (Details) - Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 20,748	$ 161,617
Operating lease liabilities	$ 22,141	$ 172,466